Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Research and development expenses	£ (12,737)	£ (18,017)	£ (25,062)
Administrative expenses	(8,096)	(4,988)	(6,063)
Impairment of intangible assets	0	(33)	(503)
Other income	841	0	0
Net foreign exchange gains (losses)	(118)	229	(1,156)
Operating loss	(20,110)	(22,809)	(32,784)
Other income	1,851	0	0
Finance income	386	358	754
Finance expense	(12,648)	0	0
Loss before tax	(30,521)	(22,451)	(32,030)
Income tax credit	1,168	3,454	4,398
Loss for the year attributable to equity holders of the Company	£ (29,353)	£ (18,997)	£ (27,632)
Basic loss per ordinary share	£ 0	£ (0.26)	£ (0.53)
Diluted loss per ordinary share	£ 0	£ (0.26)	£ (0.53)